DISPOSITION OF BUSINESSES	12 Months Ended
Dec. 31, 2021
Disclosure of interests in other entities [Abstract]
DISPOSITION OF BUSINESSES	DISPOSITION OF BUSINESSES
Dispositions Completed in 2021
a) Disposition of our Chilean toll road operation
On November 16, 2021, Brookfield Infrastructure, alongside institutional partners (collectively, the “AVN consortium”) completed the sale of its 17% interest in our Chilean toll road business (AVN consortium total of approximately 34%). The sale resulted in net proceeds of approximately $165 million (AVN consortium total of approximately $315 million). Our partnership recognized a gain of approximately $140 million (AVN consortium total of $270 million) in Other income (expense) on the Consolidated Statement of Operating Results. The partnership’s share of losses relating to previous foreign exchange movements and hedges of $8 million were reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statement of Operating Results.
b) Disposition of our U.S. district energy operation
On July 16, 2021, Brookfield Infrastructure completed the sale of its 40% interest in our U.S. district energy operation. The sale resulted in net proceeds of approximately $555 million. Our partnership recognized a gain of approximately $425 million in Other income (expense) on the Consolidated Statements of Operating Results. The partnership’s share of accumulated revaluation surplus of $150 million was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
c) Disposition of our Canadian district energy operation
On June 7, 2021, Brookfield Infrastructure, alongside institutional partners (collectively the “Enwave Canada consortium”) completed the sale of its 25% interest in our Canadian district energy operation. The sale resulted in net proceeds of approximately $450 million (Enwave Canada consortium total of approximately $1.8 billion). Our partnership recognized a gain of approximately $295 million (Enwave Canada consortium total of approximately $1.2 billion) in Other income (expense) on the Consolidated Statements of Operating Results. The partnership’s share of accumulated revaluation surplus of $124 million was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. The partnership’s share of net gains relating to previous foreign exchange movements and hedges of $9 million were reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statements of Operating Results.
d) Disposition of our U.K. regulated distribution business’s portfolio of smart meters
On May 12, 2021, our U.K. regulated distribution business sold its smart meters business for gross consideration of approximately $820 million. After the repayment of debt and working capital requirements at the business, our partnership received net proceeds of approximately $340 million. The business recognized a gain of approximately $195 million in Other income (expense) on the Consolidated Statements of Operating Results, of which approximately $155 million is attributable to our partnership. The partnership’s share of accumulated revaluation surplus of $142 million was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. The partnership’s share of net gains relating to previous foreign exchange movements and hedges of $12 million were reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statements of Operating Results.
Dispositions Completed in 2020
a)Partial disposition of our Australian export terminal
On December 7, 2020, Brookfield Infrastructure, alongside institutional partners (collectively the “DBI Consortium”) completed the partial sale of a 22% interest in our Australian export terminal for net proceeds of approximately $55 million (DBI consortium total of approximately $265 million). Our partnership recognized gains of approximately $400 million (DBI consortium total of $575 million) in Other income (expense) in the Consolidated Statement of Operating Results related to the disposition and remeasurement of our residual 49% interest. The partnership derecognized the business from our consolidated financial statements effective December 7, 2020, and accounts for our residual interest using the equity method, as it retained significant influence over the Australian export terminal. Net losses relating to foreign currency translation and net investment and cash flow hedges of approximately $35 million (DBI consortium total of approximately $70 million) were reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statement of Operating Results.
b)Disposition of the Australian portion of our North American rail operation
On February 15, 2020, Brookfield Infrastructure, together with institutional partners, completed the sale of its 51% interest in the Australian operations of its North American rail infrastructure business for total consideration of approximately $420 million, of which approximately $40 million is attributable to our partnership. The total consideration includes deferred consideration of approximately $195 million. Our partnership recognized no gain or loss on disposition.
c)Partial disposition of our interest in our Chilean toll road business
On February 6, 2020, Brookfield Infrastructure completed the sale of a further 33% interest in its Chilean toll road business for net proceeds of approximately $170 million. Brookfield Infrastructure retained control over the business subsequent to the sale. As a result of the partial disposition, a gain of approximately $140 million (net of tax) and accumulated other comprehensive losses of $44 million were recognized directly in retained earnings (deficit) on the Consolidated Statements of Partnership Capital.
d)Disposition of Colombian regulated distribution operation
On January 14, 2020, Brookfield Infrastructure, alongside institutional partners (collectively, the “EBSA consortium”) completed the sale of its 17% interest in a Colombian regulated distribution operation for proceeds of approximately $88 million (EBSA consortium total of approximately $495 million). Our partnership recognized a gain of $36 million (EBSA consortium total of $197 million) in the Consolidated Statement of Operating Results. The partnership’s share of accumulated revaluation surplus was $61 million which was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. The partnership’s share of net losses relating to previous foreign exchange movements and cash flow hedges was $44 million which were reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statement of Operating Results.